FAIR VALUE MEASUREMENTS (Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		$ 234,258
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		234,258
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		0
Fair Value, Measurements, Recurring [Member] | Inventory Supply Arrangement Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts	$ 7,721
Effect of Counter-party Netting, Derivative Assets	0
Derivative Liability	7,721
Fair Value, Measurements, Recurring [Member] | Inventory Supply Arrangement Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts	0
Fair Value, Measurements, Recurring [Member] | Inventory Supply Arrangement Obligation [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts	7,721
Fair Value, Measurements, Recurring [Member] | Inventory Supply Arrangement Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts	0
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts	84,708	4,491
Effect of Counter-party Netting, Derivative Assets	(983)	(4,491)
Derivative Liability	83,725	0
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts	51,673	859
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts	33,035	3,548
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts	0	84
Fair Value, Measurements, Recurring [Member] | Catalyst lease obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Catalyst lease obligations	59,048	31,802
Effect of Counter-party Netting, Derivative Assets	0	0
Fair Value, Measurements, Recurring [Member] | Catalyst lease obligations [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Catalyst lease obligations	0	0
Fair Value, Measurements, Recurring [Member] | Catalyst lease obligations [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Catalyst lease obligations	59,048	31,802
Fair Value, Measurements, Recurring [Member] | Catalyst lease obligations [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Catalyst lease obligations	0	0
Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	4,730	342,837
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	4,730	342,837
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contracts	10,388	983
Effect of Counter-party Netting, Derivative Liabilities	(983)	(4,491)
Derivative Asset	9,405	(3,508)
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contracts	10,031	948
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contracts	357	35
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contracts	0	0
Fair Value, Measurements, Recurring [Member] | Inventory Intermediation Agreement Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contracts		6,058
Effect of Counter-party Netting, Derivative Liabilities		0
Derivative Asset		6,058
Fair Value, Measurements, Recurring [Member] | Inventory Intermediation Agreement Obligation [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contracts		0
Fair Value, Measurements, Recurring [Member] | Inventory Intermediation Agreement Obligation [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contracts		6,058
Fair Value, Measurements, Recurring [Member] | Inventory Intermediation Agreement Obligation [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contracts		0
Pension Benefits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-qualified pension plan assets	121,652	75,367	$ 57,502
Pension Benefits [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-qualified pension plan assets	121,652	75,367
Pension Benefits [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-qualified pension plan assets	$ 9,593	$ 9,440